Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stock-Based Compensation
Schedule of options granted and weighted average grant date fair value

	Years ended December 31,
	2022		2021
	Options	Weighted	Options	Weighted
	granted	average	granted	average
	(000’s)	GDFV	(000’s)	GDFV
Series C Liberty Braves common stock, Liberty Media employees and directors(1)	10	$12.40	23	$9.93
Series C Liberty Braves common stock, Liberty Media CEO(2)	95	$9.16	—	$—
(1)	Mainly vests between two and three years for employees and in one year for directors.
(2)	Grant made in March 2022 cliff vested in December 2022.

Schedule of stock based compensation activity

	Series C
			Weighted		Aggregate
			average		intrinsic
	Liberty Braves		remaining		value
	options (000’s)	WAEP	life		(in millions)
Outstanding at January 1, 2023	3,108	$26.17
Granted	3	$37.50
Exercised	(151)	$18.42
Forfeited/Cancelled	(4)	$22.75
Outstanding at June 30, 2023	2,956	$26.59	4.1	years	$39
Exercisable at June 30, 2023	1,356	$25.69	3.9	years	$19

	Series C
			Weighted		Aggregate
			average		intrinsic
	Liberty Braves		remaining		value
	Options (000’s)	WAEP	life		(in millions)
Outstanding at January 1, 2022	3,125	$25.86
Granted	105	$26.20
Exercised	(122)	$18.12
Forfeited/Cancelled	—	$—
Outstanding at December 31, 2022	3,108	$26.17	4.4	years	$19
Exercisable at December 31, 2022	1,493	$24.92	3.9	years	$11